Short-Term Investments	6 Months Ended
Jun. 30, 2026
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

5. SHORT-TERM INVESTMENTS

Short-term investments comprised of the following:

	As of June 30, 2026
	Level 1	Level 2	Level 3	Total	Total
	RMB	RMB	RMB	RMB	US$
Bank Wealth Management	—	32,545	—	32,545	4,797
	—	32,545	—	32,545	4,797

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Bank Wealth Management	—	15,000	—	15,000
	—	15,000	—	15,000

As of December 31, 2025 and June 30, 2026, the Company had short-term investments, which mainly consists of wealth management products purchased from commercial banks, in the amount of RMB15,000 and RMB32,545 (US$4,797), respectively. These wealth management products bear a highest expected rate of return ranging from 1.48%-2.30%. For the six months ended June 30, 2025 and 2026, the Company recorded investment income of RMB404 and RMB504 (US$74) in the unaudited interim condensed consolidated statements of comprehensive income.